Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Assets:
Accrued liabilities	$ 71,831	$ 87,109
Deferred rent	25,624	19,772
Net operating loss carryforwards	81,124	64,796
Foreign tax credits	10,229	44,315
Stock compensation	16,745	15,703
Federal benefit of unrecognized tax benefits	20,263	7,844
Other	23,938	21,126
Valuation Allowance	(40,278)	(76,050)
Deferred Tax Assets	209,476	184,615
Deferred Tax Liabilities:
Other assets, principally due to differences in amortization	(367,936)	(254,156)
Plant and equipment principally due to differences in depreciation	(168,385)	(318,856)
Deferred Tax Liabilities	(536,321)	(573,012)
Net deferred tax liability	(326,845)	(388,397)
Current deferred tax assets (liabilities)
Deferred tax assets	65,332	54,409
Deferred tax liabilities	(47,709)	(44,257)
Current deferred tax assets, net	17,623	10,152
Noncurrent deferred tax assets (liabilities)
Deferred tax assets	144,144	130,206
Deferred tax liabilities	(488,612)	(528,755)
Noncurrent deferred tax liabilities, net	$ (344,468)	$ (398,549)